Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Unrecognized Tax Benefits
Total unrecognized tax benefits, beginning balance	$ 32,613	$ 25,051	$ 22,082
Increases in tax positions relating to current year	12,848	10,512	5,251
Decreases in tax positions relating to prior year	(6,834)	(2,950)	(2,282)
Total unrecognized tax benefits, ending balance	$ 38,627	$ 32,613	$ 25,051